Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities
Net Loss	$ (2,909,874)	$ (1,281,698)	$ (3,895,873)	$ (2,577,395)
Adjustment to reconcile net loss from operations:
Depreciation and amortization	120,028	77,112	154,136	75,605
Interest expense - related to loan term revisions	43,059	1,131	0	0
Warrant expense	0	0	3,394	0
Inventory write-offs	14,462	58,310	77,531	82,404
Bad debt expense	11,615	39,963	106,464	141,288
Stock compensation expense	1,097,137	213,955	1,245,826	84,839
Changes in Operating Assets and Liabilities (excluding effects of acquisitions):
Accounts receivable	(491,566)	(312,471)	(73,917)	(286,642)
Inventory	(62,615)	(116,627)	(167,040)	(331,203)
Prepayments and advances	(159,225)	(306,072)	(69,409)	(742,231)
Other assets	(43,827)	0	(19,275)	(3,995)
Accounts payable	1,621,950	(160,527)	217,640	421,380
Accrued expenses	524,911	20,934	(11,973)	608,541
Customer deposits	(1,409,085)	1,357,645	147,360	2,772,070
Net Cash Used in Operating Activities	(1,643,030)	(408,344)	(2,285,136)	244,661
Cash Flows from Investing Activities
Purchase of investment	(477,000)	(139,771)	(861,649)	(400,000)
Purchases of property and equipment	(75,924)	(136,721)	(369,480)	(204,494)
Purchases of intangible assets	(25,000)	(20,671)	(33,674)	(8,049)
Cash acquired in acquisition	49,742	0	0	0
Net Cash Used Used In Investing Activities	(528,182)	(297,163)	(1,264,803)	(612,543)
Cash Flows from Financing Activities
Issuance of capital stock	0	80,000	80,000	1,956,002
Issuance of convertible debentures	2,565,000	0	0	0
Proceeds from issuance of notes payable	0	0	2,000,000	300,000
Proceeds from related party loan	0	0	1,000,000	0
Repayment of notes payable	(340,934)	(8,000)	(8,000)	(248,792)
Net Cash Provided by Financing Activities	2,224,066	72,000	3,072,000	2,007,210
Net Increase (Decrease) in Cash	52,854	(633,507)	(477,939)	1,639,328
Cash at Beginning of Period	1,178,852	1,656,791	1,656,791	17,463
Cash at End of Period	1,231,706	1,023,284	1,178,852	1,656,791
Supplemental Cash Flow Information:
Interest Paid	249,117	43,274	119,961	216,576
Income Tax Paid	0	0	0	0
Supplemental disclosure of non-cash investing and financing activities:
Operating lease right of use asset set-up effective January 1, 2019	139,266	0	0	0
Operating lease liability set-up effective January 1, 2019	139,266	0	0	0
Common stock issued to reduce convertible and promissory notes payable	0	0	0	500,000
Common stock retired	$ 0	$ 0	$ 375	$ 0